Unaudited Interim Condensed Consolidated Balance Sheets	Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 HKD ($)
CURRENT ASSETS
Cash and cash equivalents	$ 21,016,175	$ 2,677,254	$ 44,637,131
Restricted cash	15,125,542	1,926,845	14,545,723
Prepayments and other current assets	19,313,555	2,460,357	21,274,088
Investment in life insurance contract, net			1,555,526
Inventories, net	10,380,189	1,322,334	11,757,137
Total current assets	99,248,172	12,643,241	117,506,815
NON-CURRENT ASSETS
Plant and equipment, net	21,971,397	2,798,940	22,700,784
Intangible assets, net	718,135	91,483	674,777
Prepayments	9,804,167	1,248,954	14,191,667
Prepayment for acquisition of plant and equipment	6,226,938	793,250	23,599
Operating lease right-of-use assets, net	25,901,013	3,299,534	6,960,066
Investment in life insurance contract, net	1,569,057	199,882
Deferred tax asset	3,611,952	460,127	1,870,819
Total non-current assets	69,802,659	8,892,170	46,421,712
Total assets	169,050,831	21,535,411	163,928,527
CURRENT LIABILITIES
Accounts and bills payables	49,521,638	6,308,569	54,392,905
Accruals and other payables	8,505,635	1,083,535	12,758,304
Bank and other borrowings	14,718,545	1,874,998	13,402,782
Operating lease liabilities	4,585,898	584,198	2,270,289
Total current liabilities	77,467,689	9,868,621	83,070,465
NON-CURRENT LIABILITIES
Bank and other borrowings	6,930,984	882,939	3,776,763
Deferred tax liabilities	156,926	19,991	156,926
Operating lease liabilities	21,315,115	2,715,336	4,689,777
Total non-current liabilities	28,403,025	3,618,266	8,623,466
Total liabilities	105,870,714	13,486,887	91,693,931
COMMITMENTS AND CONTINGENCIES (Note 18)
SHAREHOLDERS’ EQUITY
Ordinary shares			9,889
Additional paid-in capital	68,647,780	8,837,594	68,647,780
Statutory reserve	278,740	35,885	278,740
Accumulated other comprehensive income	2,262,766	195,323	2,860,221
Retained earnings (accumulated losses)	(8,019,058)	(1,021,551)	437,966
Total shareholders’ equity	63,180,117	8,048,524	72,234,596
Total liabilities and shareholders’ equity	169,050,831	21,535,411	163,928,527
Class A Ordinary shares
SHAREHOLDERS’ EQUITY
Ordinary shares	5,505	709
Class B Ordinary shares
SHAREHOLDERS’ EQUITY
Ordinary shares	4,384	564
Third Parties
CURRENT ASSETS
Accounts receivable, net	32,714,913	4,167,558	23,167,061
Related Parties
CURRENT ASSETS
Accounts receivable, net	697,798	88,893	570,149
CURRENT LIABILITIES
Due to related parties	$ 135,973	$ 17,321	$ 246,185